UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust
(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of principal executive offices)(Zip code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 89.07%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	524,230	$26,693,792
iShares® 1-3 Year Treasury Bond ETF	308,430	26,204,213
iShares® 7-10 Year Treasury Bond ETF	121,160	13,395,450
PowerShares® Financial Preferred Portfolio	740,580	13,685,918
Powershares® QQQ Trust Series 1	265,227	27,185,767
SPDR® Gold Shares(a)	113,830	13,504,791
SPDR® S&P 500® ETF Trust	277,310	53,676,124
Utilities Select Sector SPDR® Fund	566,900	26,247,470
Vanguard® Growth ETF	400,751	39,906,784

TOTAL EXCHANGE-TRADED FUNDS
(Cost $240,527,373)		240,500,309

MONEY MARKET FUNDS - 20.70%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield	55,884,756	$55,884,756

TOTAL MONEY MARKET FUNDS
(Cost $55,884,756)		55,884,756

Total Investments, at Value - 109.77%
(Cost $296,412,129)		296,385,065

Liabilities in Excess of Other Assets - (9.77)%		(26,382,646)

Net Assets - 100.00%		$270,002,419

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Stadion Tactical Defensive Fund
Schedule of Investments
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 90.35%	Shares	Value
iShares® 1-3 Year Treasury Bond ETF	53,230	$4,522,421
iShares® 3-7 Year Treasury Bond ETF	20,155	2,534,693
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	121,890	12,259,696
Powershares® QQQ Trust Series 1	115,690	11,858,225
SPDR® Doubleline Total Return Tactical ETF	109,500	5,377,545
SPDR® Dow Jones® Industrial Average ETF Trust	35,820	5,913,165

TOTAL EXCHANGE-TRADED FUNDS
(Cost $42,689,125)		42,465,745

MONEY MARKET FUNDS - 48.38%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield	22,742,455	$22,742,455

TOTAL MONEY MARKET FUNDS
(Cost $22,742,455)		22,742,455

Total Investments, at Value - 138.73%
(Cost $65,431,580)		65,208,200

Liabilities in Excess of Other Assets - (38.73)%		(18,203,659)

Net Assets - 100.00%		$47,004,541

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund
Schedule of Investments
February 29, 2016 (Unaudited)

COMMON STOCKS - 47.63%	Shares	Value
Consumer Discretionary - 4.42%
Distributors - 1.20%
Genuine Parts Co.(a)	11,200	$1,009,680

Hotels, Restaurants & Leisure - 1.21%
McDonald's Corp.(a)	8,700	1,019,553

Leisure Equipment & Products - 0.91%
Polaris Industries, Inc.(a)	8,726	767,103

Media - 1.10%
Time Warner, Inc.(a)	14,016	927,859

Consumer Staples - 8.42%
Food & Staples Retailing - 2.43%
Costco Wholesale Corp.(a)	6,958	1,043,909
Sysco Corp.(a)	22,739	1,003,472
		2,047,381

Food Products - 3.59%
General Mills, Inc.(a)	17,232	1,014,103
Kellogg Co.(a)	13,239	979,951
McCormick & Co., Inc. - Non-Voting Shares(a)	11,074	1,032,761
		3,026,815

Household Products - 1.16%
Procter & Gamble Co.(a)	12,212	980,502

Tobacco - 1.24%
Reynolds American, Inc.(a)	20,615	1,039,614

Energy - 2.36%
Oil & Gas - 1.16%
Schlumberger Ltd.	13,657	979,480

Oil, Gas & Consumable Fuels - 1.20%
Chevron Corp.(a)	12,150	1,013,796

Financials - 5.79%
Banks - 2.32%
US Bancorp(a)	25,862	996,204
Wells Fargo & Co.(a)	20,377	956,089
		1,952,293

Capital Markets - 1.03%
Eaton Vance Corp.(a)	30,039	868,428

Insurance - 2.44%
Aflac, Inc.(a)	17,298	1,029,577
Brown & Brown, Inc.(a)	31,811	1,027,813
		2,057,390

Health Care - 4.79%
Health Care Equipment & Supplies - 1.11%
Abbott Laboratories(a)	24,189	937,082

COMMON STOCKS - 47.63% (continued)	Shares	Value
Health Care - 4.79% (continued)
Pharmaceuticals - 3.68%
Eli Lilly & Co.(a)	13,147	$946,584
Johnson & Johnson(a)	10,418	1,096,078
Merck & Co., Inc.(a)	21,099	1,059,381
		3,102,043

Industrials - 8.54%
Aerospace & Defense - 2.59%
Lockheed Martin Corp.(a)	4,998	1,078,518
United Technologies Corp.(a)	11,401	1,101,565
		2,180,083

Commercial Services & Supplies - 1.20%
Waste Management, Inc.(a)	18,171	1,014,850

Electrical Equipment - 1.21%
Emerson Electric Co.(a)	20,873	1,019,229

Machinery - 1.18%
Illinois Tool Works, Inc.(a)	10,531	992,547

Miscellaneous Manufacturing - 1.17%
General Electric Co.(a)	33,868	986,913

Trading Companies & Distributors - 1.19%
WW Grainger, Inc.(a)	4,612	1,000,343

Information Technology - 3.51%
Communications Equipment - 1.17%
Harris Corp.(a)	12,632	985,549

IT Services - 1.19%
Automatic Data Processing, Inc.(a)	11,821	1,001,120

Software - 1.15%
Microsoft Corp.(a)	19,168	975,268

Materials - 2.34%
Chemicals - 1.16%
Ecolab, Inc.(a)	9,515	975,763

Containers & Packaging - 1.18%
AptarGroup, Inc.(a)	13,463	992,358

Technology - 1.19%
Computers - 1.19%
International Business Machines Corp.(a)	7,670	1,005,000

Telecommunication - 1.27%
Diversified Telecommunication Services - 1.27%
AT&T, Inc.(a)	28,933	1,069,074

Utilities - 5.00%
Electric Utilities - 2.55%
Eversource Energy(a)	19,936	1,082,525
Southern Co.(a)	22,037	1,061,742
		2,144,267

Gas Utilities - 1.18%
National Fuel Gas Co.(a)	21,728	992,535

COMMON STOCKS - 47.63% (continued)	Shares	Value
Utilities - 5.00% (continued)
Multi-Utilities - 1.27%
Dominion Resources, Inc.(a)	15,356	$1,073,692

TOTAL COMMON STOCKS
(Cost $32,345,154)		40,137,610

EXCHANGE-TRADED FUNDS - 42.32%	Shares	Value
iShares® 1-3 Year Credit Bond ETF(a)	93,161	$9,771,657
iShares® Baa - Ba Rated Corporate Bond ETF(a)	83,171	4,037,952
iShares® iBoxx® $ Investment Grade Corporate Bond ETF(a)	34,990	4,024,200
iShares® Intermediate Credit Bond ETF(a)	36,709	3,975,217
iShares® MBS Bond ETF(a)	72,321	7,914,087
Vanguard® Intermediate-Term Government Bond ETF(a)	89,765	5,943,341

TOTAL EXCHANGE-TRADED FUNDS
(Cost $35,885,081)		35,666,454

OPEN-END FUNDS - 4.90%	Shares	Value
Allianz GI Short Duration High Income Fund, Institutional Shares	288,907	$4,128,482

TOTAL OPEN-END FUNDS
(Cost $4,457,836)		4,128,482

PURCHASED OPTION CONTRACTS - 8.88%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.15%
S&P 500® Index:
	03/04/2016	$2,075	50	$125
	03/11/2016	2,075	50	625
	03/18/2016	2,075	50	1,375
	03/24/2016	2,050	50	6,000
	03/31/2016	2,075	50	4,000
	04/08/2016	2,100	50	3,500
	06/17/2016	2,000	40	157,200
	06/17/2016	2,100	40	34,800
	12/16/2016	2,050	40	241,400
	06/16/2017	1,900	30	514,650
				963,675
Put Option Contracts - 7.73%
iPATH S&P 500® VIX Short-Term Futures ETN:
	03/18/2016	20	600	2,100
	06/17/2016	14	1,000	5,000
	06/17/2016	16	2,000	50,000
S&P 500® Index:
	03/18/2016	1,900	100	217,000
	03/31/2016	1,725	50	24,750
	04/08/2016	1,775	50	60,750
	06/17/2016	1,900	200	1,466,000
	12/16/2016	1,750	100	834,500
	12/16/2016	1,900	100	1,316,500
SPDR® S&P 500® ETF Trust:
	12/16/2016	175	400	339,000
	12/16/2016	180	300	295,800
	06/16/2017	170	200	220,400
	06/16/2017	180	1,200	1,687,800
				6,519,600
TOTAL PURCHASED OPTION CONTRACTS
(Cost $10,005,409)				7,483,275

MONEY MARKET FUNDS - 0.92%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield(a)	772,424	$772,424

TOTAL MONEY MARKET FUNDS
(Cost $772,424)		772,424

Total Investments, at Value - 104.65%
(Cost $83,465,904)		88,188,245

Written Option Contracts - (5.19)%		(4,371,100)

Other Assets in Excess of Liabilities - 0.54%		451,855

Net Assets - 100.00%		$84,269,000

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 5.19%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 2.29%
S&P 500® Index:
	03/11/2016	$1,900	25	$130,837	$113,500
	03/11/2016	1,910	40	177,138	152,800
	03/18/2016	1,875	50	260,267	350,750
	03/18/2016	1,890	40	123,938	236,000
	03/24/2016	1,850	50	299,173	472,000
	03/24/2016	1,940	30	87,254	93,750
	03/31/2016	1,910	50	245,723	267,750
	03/31/2016	1,980	40	107,938	66,800
	04/08/2016	1,950	50	221,823	174,500
				1,654,091	1,927,850
Put Option Contracts - 2.90%
S&P 500® Index:
	03/18/2016	1,700	100	349,846	11,250
	03/31/2016	1,910	50	231,223	171,250
	04/08/2016	1,950	50	245,073	284,250
	06/17/2016	1,700	200	819,691	552,000
	12/16/2016	1,550	100	706,646	448,500
	12/16/2016	1,800	100	886,846	976,000
				3,239,325	2,443,250

Total Written Option Contracts				$4,893,416	$4,371,100

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund
Schedule of Investments
February 29, 2016 (Unaudited)

COMMON STOCKS - 86.80%	Shares	Value
Basic Materials - 1.70%
Chemicals - 1.70%
Air Products & Chemicals, Inc.(a)	10,156	$1,345,365

Communications - 1.75%
Telecommunications - 1.75%
Verizon Communications, Inc.(a)	27,313	1,385,589

Consumer Discretionary - 3.46%
Distributors - 1.85%
Genuine Parts Co.(a)	16,236	1,463,675

Hotels, Restaurants & Leisure - 1.61%
McDonald's Corp.(a)	10,851	1,271,629

Consumer Staples - 6.95%
Food & Staples Retailing - 1.74%
Sysco Corp.(a)	31,240	1,378,621

Food Products - 3.51%
General Mills, Inc.(a)	23,903	1,406,691
Kellogg Co.(a)	18,489	1,368,556
		2,775,247

Household Products - 1.70%
Procter & Gamble Co.(a)	16,717	1,342,208

Consumer, Cyclical - 3.66%
Retail - 1.82%
Target Corp.(a)	18,421	1,445,127

Toys/Games/Hobbies - 1.84%
Mattel, Inc.(a)	44,707	1,453,872

Consumer, Non-cyclical - 8.55%
Agriculture - 1.73%
Altria Group, Inc.(a)	22,243	1,369,501

Beverages - 3.41%
PepsiCo, Inc.(a)	13,637	1,333,971
The Coca-Cola Co.(a)	31,518	1,359,372
		2,693,343

Food - 1.68%
The JM Smucker Co.(a)	10,422	1,329,535

Household Products/Wares - 1.73%
Kimberly-Clark Corp.(a)	10,504	1,368,671

Energy - 7.21%
Oil & Gas - 1.91%
Occidental Petroleum Corp.	21,911	1,507,915

Oil, Gas & Consumable Fuels - 3.55%
Chevron Corp.(a)	16,335	1,362,992
Exxon Mobil Corp.(a)	18,051	1,446,788
		2,809,780

COMMON STOCKS - 86.80% (continued)	Shares	Value
Energy - 7.21% (continued)
Pipelines - 1.75%
Spectra Energy Corp.(a)	47,393	$1,383,876

Financials - 9.99%
Banks - 3.29%
JPMorgan Chase & Co.(a)	23,503	1,323,219
Wells Fargo & Co.(a)	27,337	1,282,652
		2,605,871

Capital Markets - 1.80%
Eaton Vance Corp.(a)	49,337	1,426,333

Diversified Financial Services - 1.74%
CME Group, Inc.(a)	15,024	1,373,794

Insurance - 1.75%
Aflac, Inc.(a)	23,300	1,386,816

REITS - 1.41%
HCP, Inc.(a)	37,584	1,111,735

Health Care - 6.75%
Health Care Equipment & Supplies - 1.73%
Abbott Laboratories(a)	35,246	1,365,430

Pharmaceuticals - 5.02%
Eli Lilly & Co.(a)	17,565	1,264,680
Johnson & Johnson(a)	12,977	1,365,310
Merck & Co., Inc.(a)	26,727	1,341,963
		3,971,953

Industrials - 12.66%
Aerospace & Defense - 3.65%
Lockheed Martin Corp.(a)	6,390	1,378,898
United Technologies Corp.(a)	15,627	1,509,881
		2,888,779

Commercial Services & Supplies - 1.82%
Waste Management, Inc.(a)	25,810	1,441,489

Electrical Equipment - 1.83%
Emerson Electric Co.(a)	29,581	1,444,440

Machinery - 1.80%
Illinois Tool Works, Inc.(a)	15,118	1,424,871

Miscellaneous Manufacturing - 3.56%
3M Co.(a)	9,082	1,424,693
General Electric Co.(a)	47,842	1,394,116
		2,818,809

Information Technology - 5.07%
Communications Equipment - 1.70%
Harris Corp.(a)	17,254	1,346,157

IT Services - 1.75%
Automatic Data Processing, Inc.(a)	16,336	1,383,496

Software - 1.62%
Microsoft Corp.(a)	25,119	1,278,055

COMMON STOCKS - 86.80% (continued)	Shares	Value
Technology - 5.32%
Computers - 1.81%
International Business Machines Corp.(a)	10,897	$1,427,834

Semiconductors - 1.68%
Intel Corp.(a)	45,023	1,332,230

Software - 1.83%
Paychex, Inc.(a)	28,128	1,445,498

Telecommunication - 1.73%
Diversified Telecommunication Services - 1.73%
AT&T, Inc.(a)	37,128	1,371,880

Utilities - 12.00%
Electric - 5.23%
MDU Resources Group, Inc.(a)	79,786	1,452,903
NextEra Energy, Inc.(a)	11,774	1,328,343
SCANA Corp.(a)	20,861	1,356,382
		4,137,628

Electric Utilities - 5.05%
Entergy Corp.(a)	18,859	1,361,808
Eversource Energy(a)	24,467	1,328,558
Southern Co.(a)	27,021	1,301,872
		3,992,238

Gas - 1.72%
CenterPoint Energy, Inc.(a)	73,086	1,361,592

TOTAL COMMON STOCKS
(Cost $67,691,712)		68,660,882

PURCHASED OPTION CONTRACTS - 7.02%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.03%
S&P 500® Index:
	04/15/2016	$2,150	500	$8,750
	06/17/2016	2,800	98	490
	12/16/2016	2,600	25	687
	12/16/2016	2,800	116	1,740
	06/16/2017	2,800	228	16,530
				28,197
Put Option Contracts - 6.99%
S&P 500® Index	04/15/2016	$1,750	360	$437,400
SPDR® S&P 500® ETF Trust:
	12/16/2016	180	250	246,500
	12/16/2016	190	1,160	1,543,960
	06/16/2017	170	260	286,520
	06/16/2017	185	430	680,905
	06/16/2017	190	1,310	2,330,490
				5,525,775
TOTAL PURCHASED OPTION CONTRACTS
(Cost $4,659,700)				5,553,972

MONEY MARKET FUNDS - 6.63%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield	5,239,134	$5,239,134

TOTAL MONEY MARKET FUNDS
(Cost $5,239,134)		5,239,134

Total Investments, at Value - 100.45%
(Cost $77,590,546)		79,453,988

Written Option Contracts - (5.56)%		(4,399,560)
Other Assets in Excess of Liabilities - 5.11%		4,045,654

Net Assets - 100.00%		$79,100,082

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 5.56%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 3.00%
S&P 500® Index:
	04/15/2016	$1,940	500	$2,261,730	$2,185,000
	06/16/2017	2,100	26	166,880	191,360
				2,428,610	2,376,360
Put Option Contracts - 2.56%
S&P 500® Index	04/15/2016	$1,940	360	$1,979,445	$2,023,200
				1,979,445	2,023,200

Total Written Option Contracts				$4,408,055	$4,399,560

See Notes to Quarterly Schedule of Investments.

Stadion Defensive International Fund
Schedule of Investments
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 51.87%	Shares	Value
iShares® MSCI EAFE Index Fund	44,770	$2,399,672
iShares® MSCI Emerging Markets ETF	31,830	964,767
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	7,950	799,611

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,644,676)		4,164,050

MONEY MARKET FUNDS - 44.80%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield	3,596,154	$3,596,154

TOTAL MONEY MARKET FUNDS
(Cost $3,596,154)		3,596,154

Total Investments, at Value - 96.67%
(Cost $8,240,830)		7,760,204

Other Assets in Excess of Liabilities - 3.33%(a)		267,325

Net Assets - 100.00%		$8,027,529

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Mini MSCI EAFE Future	Short	31	03/21/16	$(2,394,750)	$255,660
Mini MSCI EM Future	Short	26	03/21/16	(964,730)	74,285
Total Futures Contracts				$(3,359,480)	$329,945

Stadion Managed Risk 100 Fund
Schedule of Investments
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 76.03%	Shares	Value
Powershares® QQQ Trust Series 1	246,910	$25,308,275
SPDR® Dow Jones® Industrial Average ETF Trust	152,890	25,239,081
Vanguard® Total Stock Market ETF	257,210	25,299,176

TOTAL EXCHANGE-TRADED FUNDS
(Cost $76,463,027)		75,846,532

MONEY MARKET FUNDS - 101.12%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.242%, 7-day effective yield	100,870,665	$100,870,665

TOTAL MONEY MARKET FUNDS
(Cost $100,870,665)		100,870,665

Total Investments, at Value - 177.15%
(Cost $177,333,692)		176,717,197

Liabilities in Excess of Other Assets - (77.15)%		(76,962,389)

Net Assets - 100.00%		$99,754,808

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open‐end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front‐end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open‐end investment companies, including money market funds, are valued at the net asset value reported by such registered open‐end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2016 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$240,500,309	$–	$–	$240,500,309
Money Market Funds	55,884,756	–	–	55,884,756
Total Investments in Securities	$296,385,065	$–	$–	$296,385,065

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$42,465,745	$–	$–	$42,465,745
Money Market Funds	22,742,455	–	–	22,742,455
Total Investments in Securities	$65,208,200	$–	$–	$65,208,200

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$40,137,610	$–	$–	$40,137,610
Exchange-Traded Funds	35,666,454	–	–	35,666,454
Open-End Funds	4,128,482	–	–	4,128,482
Purchased Option Contracts	–	7,483,275	–	7,483,275
Money Market Funds	772,424	–	–	772,424
Total Investments in Securities	$80,704,970	$7,483,275	$–	$88,188,245
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,371,100)	$–	$(4,371,100)
Total	$–	$(4,371,100)	$–	$(4,371,100)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$68,660,882	$–	$–	$68,660,882
Purchased Option Contracts	–	5,553,972	–	5,553,972
Money Market Funds	5,239,134	–	–	5,239,134
Total Investments in Securities	$73,900,016	$5,553,972	$–	$79,453,988
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,399,560)	$–	$(4,399,560)
Total	$–	$(4,399,560)	$–	$(4,399,560)

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$4,164,050	$–	$–	$4,164,050
Money Market Funds	3,596,154	–	–	3,596,154
Total Investments in Securities	$7,760,204	$–	$–	$7,760,204
Other Financial Instruments
Assets
Futures Contracts	$329,945	$–	$–	$329,945
Total	$329,945	$–	$–	$329,945

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$75,846,532	$–	$–	$75,846,532
Money Market Funds	100,870,665	–	–	100,870,665
Total Investments in Securities	$176,717,197	$–	$–	$176,717,197

* See Schedule of Investments for Common Stocks determined by industry.

As of February 29, 2016, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Alternative Return Fund and Alternative Income Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of February 29, 2016, the percentage of net assets invested in the Portfolio was 20.70%, 48.38%, 0.92%, 6.63%, 44.80% and 101.12% for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund, Defensive International Fund and Managed Risk 100 Fund, respectively.

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund and the Powershares® QQQ Trust Series 1. The PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Powershares® QQQ Trust Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended.  The Defensive International Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares® MSCI EAFE Index Fund. The iShares® MSCI EAFE Index Fund is registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company and was established as a Delaware statutory trust.  The Managed Risk 100 Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Powershares® QQQ Trust Series 1, the SPDR® Dow Jones® Industrial Average ETF Trust and the Vanguard® Total Stock Market ETF. The Powershares® QQQ Trust Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended, the SPDR® Dow Jones® Industrial Average ETF Trust is registered under the Investment Company Act of 1940, as amended, and was established as a New York trust and the Vanguard® Total Stock Market ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. These Funds may redeem their investments from the PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund, Powershares® QQQ Trust Series 1, iShares® MSCI EAFE Index Fund, SPDR® Dow Jones® Industrial Average ETF Trust and the Vanguard® Total Stock Market ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of February 29, 2016, the percentage of net assets invested in the PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund and the Powershares® QQQ Trust Series 1 by the Tactical Defensive Fund was 26.08% and 25.23%, respectively.  As of February 29, 2016, the percentage of net assets invested in the iShares® MSCI EAFE Index Fund by the Defensive International Fund was 29.89%.  As of February 29, 2016, the percentage of net assets invested in the Powershares® QQQ Trust Series 1, the SPDR® Dow Jones® Industrial Average ETF Trust and the Vanguard® Total Stock Market ETF by the Managed Risk 100 Fund was 25.37%, 25.30% and 25.36%, respectively.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund during the period ended February 29, 2016 were as follows:

Trilogy Alternative Return Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	480	$1,756,854
Options written	3,650	13,526,559
Options closed	(3,755)	(13,629,322)
Options outstanding at ending of period	375	$1,654,091

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	1,150	$5,496,799
Options written	2,495	11,794,253
Options closed	(2,445)	(10,788,031)
Options expired	(600)	(3,263,696)
Options outstanding at ending of period	600	3,239,325

Transactions in option contracts written by Alternative Income Fund during the period ended February 29, 2016 were as follows:

Alternative Income Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	49	$156,154
Options written	3,521	18,238,238
Options closed	(3,044)	(15,965,782)
Options outstanding at ending of period	526	$2,428,610

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	8	$39,665
Options written	1,977	10,208,518
Options closed	(1,625)	(8,268,738)
Options outstanding at ending of period	360	1,979,445

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open option contracts.

4. Tax Basis of Investments

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at February 29, 2016 is as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$296,545,519	$65,431,687	$83,492,818	$77,623,907	$8,352,956	$177,333,692
Gross unrealized appreciation	$3,681,771	$40,083	$9,880,331	$4,577,805	$–	$–
Gross unrealized depreciation	(3,842,225)	(263,570)	(5,184,904)	(2,747,724)	(592,752)	(616,495)
Net unrealized appreciation (depreciation)	$(160,454)	$(223,487)	$4,695,427	$1,830,081	$(592,752)	$(616,495)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund and Defensive International Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 27, 2016

By (Signature and Title)*	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 27, 2016

* Print the name and title of each signing officer under his or her signature.